LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land Use Rights [Line Items]
Land use rights, gross	$ 1,173,671	$ 1,066,744
Less: accumulated amortization	(183,687)	(123,776)
Land use rights, net	989,984	942,968
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	143,985	141,543
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	376,122	376,122
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 653,564	$ 549,079